THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (WSBEX)
Wright Major Blue Chip Equities Fund (WQCEX)
Wright International Blue Chip Equities Fund (WIBCX)
and
THE WRIGHT MANAGED INCOME TRUST
Wright Current Income Fund (WCIFX)
Wright Total Return Bond Fund (WTRBX)

SUPPLEMENT DATED AUGUST 26, 2014 TO
THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”) DATED MAY 1, 2014
AS SUPPLEMENTED JUNE 23, 2014

Effective August 11, 2014 the Board of Trustees (“The Board”) approved the election of Vicki S. Horwitz as Secretary to each Trust in place of Megan Hadley Koehler, who resigned as Secretary of each Trust.

The section of the table relating to “Principal Officers who are not Trustees” in the sub-section entitled “Fund Management” in the section entitled “Management and Organization” on Page 15 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Principal Officers who are not Trustees
A.M. Moody, III Born: 1937	Vice President	Vice President of the Trusts since December, 1990
President, AM Moody Consulting LLC (compliance and administrative services to the mutual fund industry) since July 2003; President and Director of WISDI since 2005; Vice President of 5 funds managed by Wright; Trustee of the Trusts, 1990-2012; Retired Senior Vice President of Wright and The Winthrop Corporation.

Michael J. McKeen Born: 1971	Treasurer	Treasurer of the Trusts since March, 2011	Senior Vice President, Atlantic Fund Services, LLC since 2008; Officer of five funds managed by Wright; Officer of three other fund complexes comprising a total of thirty-one funds.
Vicki S. Horwitz Born: 1985	Secretary	Secretary of the Trusts since August, 2014	Associate Counsel, Atlantic since 2014; Senior Associate, State Street Corp., 2011-2014; Student, Boston College Law School, 2008-2011.
Carlyn Edgar Born: 1963	Chief Compliance Officer	Chief Compliance Officer of the Trusts since September, 2011	Senior Vice President, Atlantic Fund Services, LLC since 2008.

For more information, please contact the Funds at 1-800-555-0644 (toll free).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.